CONSOLIDATED AND COMBINED STATEMENTS OF CASH FLOWS (USD $)	7 Months Ended		12 Months Ended
	Dec. 31, 2011		Dec. 31, 2013		Dec. 31, 2012
Cash flows provided by (used in) operating activities:
Net income (loss) attributable to ordinary shareholders	$ (1,156)	[1],[2]	$ 170,351		$ (4,383)	[1],[2]
Change in assets and liabilities
Accounts receivable	(73,564)	[2]	341,387		(271,833)	[2]
Other assets	(13,604)	[2]	(193)		655	[2]
Commission payable	2,426,070	[2]	1,874,216		(792,417)	[2]
Accrued expenses	154,039	[2]	29,358		(20,959)	[2]
Line of credit payable	2,825,958	[2]	0		3,609,591	[2]
Advance from Galaxy Casino	347,725	[2]	530,333		(348,974)	[2]
Net cash provided by (used in) operating activities	5,665,468	[2]	2,945,452		2,171,680	[2]
Cash flows (used in) investing activities
Net cash used in investing activities	0	[2]	0		0	[2]
Cash flows used in financing activities
Proceeds from loan payable	1,156	[2]	0		0	[2]
Debt assumed in merger			74,000
Repayment of debt assumed in merger	0	[2]	(74,000)		(1,160)	[2]
Advance to owner	0	[2]	(2,945,671)		0	[2]
Payment of profits to owner	(5,666,623)	[2]	0		(2,170,518)	[2]
Net cash provided by (used in) financing activities	(5,665,467)	[2]	(2,945,671)		(2,171,678)	[2]
Net increase in cash and cash equivalents	1	[2]	(219)		2	[2]
Effect of foreign currency translation on cash	(1)	[2]	219		(2)	[2]
Cash and cash equivalents at beginning of period	0	[2]	0	[2]	0	[2]
Cash and cash equivalents at end of period	0	[2]	0		0	[2]
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest paid	0	[2]	0		0	[2]
Income taxes paid	$ 0	[2]	$ 0		$ 0	[2]

[1]	Represents the combined statements of operations of Macau Resources Group Limited and the Operations of the Hung Lei VIP Club
[2]	Represents the combined statements of Cash Flows of Macau Resources Group Limited and the Operations of the Hung Lei VIP Club